UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03342

                          SIT MID CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                     Date of fiscal year end: June 30, 2005

                     Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Mid Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
    QUANTITY/PAR   NAME OF ISSUER                               MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (96.9%) (2)

   COMMERCIAL SERVICES (0.1%)
           3,300   Getty Images, Inc. (3)                               283,932
                                                              -----------------
   COMMUNICATIONS (2.7%)
         103,200   American Tower Corp. (3)                           2,574,840
         120,750   Nextel Partners, Inc. (3)                          3,030,825
                                                              -----------------
                                                                      5,605,665
                                                              -----------------
   CONSUMER DURABLES (1.3%)
          17,300   Electronic Arts, Inc. (3)                            984,197
          57,100   Scientific Games Corp. (3)                         1,770,100
                                                              -----------------
                                                                      2,754,297
                                                              -----------------
   CONSUMER NON-DURABLES (2.3%)
         150,000   Coach, Inc. (3)                                    4,704,000
                                                              -----------------
   CONSUMER SERVICES (5.1%)
          50,000   Education Management Corp. (3)                     1,612,000
          27,000   Harrah's Entertainment, Inc.                       1,760,130
          35,000   International Game Technology                        945,000
          30,550   Marriott International, Inc.                       1,924,650
          17,300   Royal Caribbean Cruises, Ltd.                        747,360
          31,000   Station Casinos, Inc.                              2,057,160
          39,200   XM Satellite Radio Holdings, Inc. (3)              1,407,672
                                                              -----------------
                                                                     10,453,972
                                                              -----------------
   ELECTRONIC TECHNOLOGY (13.0%)
          43,450   Analog Devices, Inc.                               1,613,733
          41,700   Apple Computer, Inc. (3)                           2,235,537
         100,000   ATI Technologies, Inc. (3)                         1,394,000
          81,850   Broadcom Corp. (3)                                 3,839,583
          34,750   Jabil Circuit, Inc. (3)                            1,074,470
         125,850   Juniper Networks, Inc. (3)                         2,993,971
          33,500   KLA-Tencor Corp.                                   1,633,460
          36,800   Kronos, Inc. (3)                                   1,642,752
          67,000   Lam Research Corp. (3)                             2,041,490
          67,000   Network Appliance, Inc. (3)                        1,590,580
          58,500   Seagate Technology (3)                               927,225
         227,650   Sonus Networks, Inc. (3)                           1,320,370
          30,450   Trimble Havigation, Ltd. (3)                       1,025,861
         129,883   Xilinx, Inc.                                       3,617,242
                                                              -----------------
                                                                     26,950,274
                                                              -----------------
   ENERGY MINERALS (11.9%)
          45,000   Apache Corp.                                       3,384,900
          64,200   Murphy Oil Corp.                                   3,201,654
          44,000   Southwestern Energy Corp. (3)                      3,229,600
          40,000   Tesoro Corp.                                       2,689,600
          49,486   Valero Energy Corp.                                5,594,887
         145,416   XTO Energy, Inc.                                   6,590,253
                                                              -----------------
                                                                     24,690,894
                                                              -----------------
   FINANCE (7.1%)
          31,650   Ace, Ltd.                                          1,489,766
          27,200   Aspen Insurance Holdings, Inc.                       803,760
          40,450   Legg Mason, Inc.                                   4,436,960
          17,400   Lehman Brothers Holdings, Inc.                     2,026,752
          31,350   T. Rowe Price Group, Inc.                          2,047,155
         144,400   TCF Financial Corp.                                3,862,700
                                                              -----------------
                                                                     14,667,093
                                                              -----------------
   HEALTH SERVICES (7.6%)
          94,950   Caremark Rx, Inc. (3)                              4,740,854
          44,700   Community Health Systems, Inc. (3)                 1,734,807
          34,800   Laboratory Corp. (3)                               1,695,108
          32,300   Stericycle, Inc. (3)                               1,845,945
          51,900   Triad Hospitals, Inc. (3)                          2,349,513
          42,900   WellChoice, Inc. (3)                               3,256,110
                                                              -----------------
                                                                     15,622,337
                                                              -----------------
   HEALTH TECHNOLOGY (11.8%)
          25,000   Alcon, Inc.                                        3,197,000
          34,500   Biosite Diagnostics, Inc. (3)                      2,134,170
         103,300   Celgene Corp. (3)                                  5,611,256
         218,150   Elan Corp., A.D.R. (3)                             1,932,809
          22,500   Gilead Sciences, Inc. (3)                          1,097,100
           9,200   Intuitive Surgical, Inc. (3)                         674,268
          45,500   Kyphon, Inc. (3)                                   1,999,270
          28,000   Respironics, Inc. (3)                              1,181,040
          57,000   Teva Pharmaceutical Industries, A.D.R.             1,904,940
          71,450   Thermo Electron Corp. (3)                          2,207,805
          60,000   Varian Medical Systems, Inc. (3)                   2,370,600
                                                              -----------------
                                                                     24,310,258
                                                              -----------------

   INDUSTRIAL SERVICES (6.9%)
          66,000   BJ Services Co.                                    2,375,340
          30,900   CARBO Ceramics, Inc.                               2,039,091
          87,100   Chicago Bridge & Iron Co., A.D.R.                  2,707,939
          34,950   Nabors Industries, Ltd. (3)                        2,510,458
          31,100   Noble Corp.                                        2,129,106
          75,000   Smith International, Inc.                          2,498,250
                                                              -----------------
                                                                     14,260,184
                                                              -----------------
   PRODUCER MANUFACTURING (6.8%)
          42,500   AMETEK, Inc.                                       1,826,225
          78,400   Anixter International, Inc. (3)                    3,161,872
          32,850   ITT Industries, Inc.                               3,731,760
          13,500   Jacobs Engineering Group, Inc. (3)                   909,900
          54,000   Pentair, Inc.                                      1,971,000
          26,000   Precision Castparts Corp.                          1,380,600
          18,900   Rockwell Automation, Inc.                            999,810
                                                              -----------------
                                                                     13,981,167
                                                              -----------------
   RETAIL TRADE (5.2%)
          42,075   Best Buy Co., Inc.                                 1,831,525
         115,800   Chico's FAS, Inc. (3)                              4,261,440
          59,000   PETsMART, Inc.                                     1,285,020
          85,575   Staples, Inc.                                      1,824,459
          11,000   Whole Foods Market, Inc.                           1,478,950
                                                              -----------------
                                                                     10,681,394
                                                              -----------------
   TECHNOLOGY SERVICES (13.6%)
          68,480   Adobe Systems, Inc.                                2,044,128
          80,000   Amdocs, Ltd. (3)                                   2,218,400
          66,400   Autodesk, Inc.                                     3,083,616
          89,000   Business Objects, A.D.R. (3)                       3,093,640
          95,100   Ceridian Corp. (3)                                 1,973,325
          87,050   Check Point Software Tech., Ltd. (3)               2,117,056
          55,000   Cognizant Tech. Solutions Corp. (3)                2,562,450
          53,000   Cognos, Inc. (3)                                   2,063,290
          29,500   Macromedia, Inc. (3)                               1,199,765
          62,800   McAfee, Inc. (3)                                   1,973,176
          27,500   Mercury Interactive Corp. (3)                      1,089,000
          40,550   NAVTEQ (3)                                         2,025,472
          88,757   Symantec Corp. (3)                                 2,011,234
          27,600   VeriSign, Inc. (3)                                   589,812
                                                              -----------------
                                                                     28,044,364
                                                              -----------------
   TRANSPORTATION (1.5%)
          48,850   C.H. Robinson Worldwide, Inc.                      3,132,262
                                                              -----------------


Total common stocks                                                 200,142,093
   (cost: $139,277,253)                                       -----------------


SHORT-TERM SECURITIES (3.6%) (2)
       7,373,000   Sit Money Market Fund, 3.26% (4)                   7,373,000
   (cost: $7,373,000)                                         -----------------


Total investments in securities
   (cost: $146,650,253)                                            $207,515,093
                                                              -----------------


Other Assets and Liabilities, Net [-0.4%]                              (873,475)

                                                              -----------------
Total Net Assets                                                   $206,641,618
                                                              =================


                                                              -----------------
Aggregate Cost                                                      146,650,253
                                                              -----------------

Gross Unrealized Appreciation                                        66,771,217
Gross Unrealized Depreciation                                        (5,906,377)
                                                              -----------------
Net Unrealized Appreciation(Depreciation)                            60,864,840
                                                              =================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 21, 2005


By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    November 21, 2005